INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Raw materials	$ 1,656	$ 2,003
Finished goods	10,218	11,259
Total inventory	11,874	13,262
Cost of goods sold, deferred finished goods inventory	$ 1,788	$ 1,729